Other receivables, net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Other receivables, net
Schedule of other receivables

	December 31,	June 30,
	2024	2024
	(unaudited)
Advances to third parties(1)	$1,196,601	$1,996,944
Interest receivables	131,667	97,917
Receivable due from buyer of disposed entities	2,582,761	2,582,761
Total other receivables	3,911,029	4,677,622
Less: allowance for expected credit losses	(2,975,664)	(2,972,289)
Total other receivables, net	$935,365	$1,705,333

(1) Non-trade advances to third parties are short term in nature and are due on demand with no interest bearing. These advances were refundable and made in relation to establishing relationship for potential service providers of Bitcoin mining operations.

	June 30,	June 30,
	2024	2023
Advances to third parties(1)	$1,996,944	$118,212
Interest receivables	97,917	—
Receivable due from buyer of disposed entities(2)	2,582,761	2,582,761
Total other receivables	4,677,622	2,700,973
Less: allowance for expected credit losses	(2,972,289)	(2,582,761)
Total other receivables, net	$1,705,333	$118,212

(1) Non-trade advances to third parties are short term in nature and are due on demand with no interest bearing. These advances were refundable and made in relation to establishing relationship for potential service providers of Bitcoin mining operations. The Company subsequently received a total of $800,343 repayments from the third parties in October 2024.

(2) As of June 30, 2023, the receivable due from buyer of disposed entities was fully impaired.